Organization and Nature of Operations (Details) - USD ($)					6 Months Ended
	May 07, 2024	May 02, 2023	Mar. 31, 2023	Feb. 09, 2021	Jun. 30, 2024	Jun. 30, 2023
Organization and Nature of Operations [Line Items]
Ownership percentage					100.00%	100.00%
Ordinary shares (in Shares)	1,200,000		309,375
Gross proceeds (in Dollars)						$ 9,487,500
Haozhen Shandong [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage					30.00%
Hongli Cayman [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)				100
Subsidiaries [Member]
Organization and Nature of Operations [Line Items]
Ownership percentage					100.00%
IPO [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)			2,062,500
Price per share (in Dollars per share)			$ 4
Gross proceeds (in Dollars)			$ 8,250,000
Over-Allotment Option [Member]
Organization and Nature of Operations [Line Items]
Ordinary shares (in Shares)		309,375
Gross proceeds (in Dollars)			$ 1,237,500